DEBTS-RELATED PARTY - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 11, 2025	Dec. 31, 2025	Nov. 11, 2025	Aug. 11, 2025	Dec. 31, 2024	Nov. 11, 2024
DEBTS-RELATED PARTY
Long-term debts, outstanding		$ 557,567,671
Debt outstanding percentage of total assets		50.00%
Repayments of outstanding debt		$ 174,346,597
PRC Business | Discontinued operations disposed of by sale
DEBTS-RELATED PARTY
Repayments of outstanding debt		174,346,597
Hashrate financing loan
DEBTS-RELATED PARTY
Long-term debts, outstanding		522,096,364			$ 17,067,978
Percentage of market value						60.00%
Product loan
DEBTS-RELATED PARTY
Long-term debts, outstanding		25,721,307
Face amount			$ 11,340,048.06	$ 14,381,258.57
Mining site loan
DEBTS-RELATED PARTY
Long-term debts, outstanding		$ 9,750,000
Aggregate principal amount	$ 9,750,000
Equity interest	100.00%
Weighted average interest rate for outstanding debts		7.60%			7.50%